Financial and other investments (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure of financial assets [abstract]
Schedule of financial assets

	2020	2019
	£m	£m
Non-current
Debt and other investments at fair value through other comprehensive income	352	343
Equity investments at fair value through other comprehensive income	83	93
Investments at fair value through profit and loss	108	62
Loans to joint ventures¹	—	169
	543	667
Current
Investments at fair value through profit and loss	1,278	1,311
Financial assets at amortised cost	720	670
	1,998	1,981
	2,541	2,648
Financial and other investments include the following:
Investments in short-term money funds²	978	969
Insurance company fund investments³	300	342
Equities[4]	83	93
Bonds[4]	132	122
Cash surrender value of life insurance policies[4]	220	221
Loans to joint ventures	—	169
National Grid Partners and other investments[5]	108	62
Restricted balances:
Collateral[6]	685	637
Other	35	33
	2,541	2,648

1.	As at 31 March 2019, this related to a loan to a joint venture, which was measured at amortised cost.

2.	Includes £1 million (2019: £6 million) held as insurance company fund investments and £26 million (2019: £22 million) US non-qualified plan investments, and therefore restricted.

3.	Includes restricted amounts of £300 million (2019: £342 million) held as insurance company fund investments.

4.	Includes restricted amounts of £435 million (2019: £436 million) relating to US non-qualified plan investments.

5.	This includes a series of small unquoted equity investments held by National Grid Partners of £97 million (2019: £51 million).

6.	Refers to collateral placed with counterparties with whom we have entered into a credit support annex to the ISDA (International Swaps and Derivatives Association) Master Agreement.